Computation of Earnings per Share in Euro (Detail) - € / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [Abstract]
Basic earnings per share	[1],[2]	€ (0.01)	€ (0.53)	€ (1.08)
Diluted earnings per share	[1],[2]	€ (0.01)	€ (0.53)	€ (1.08)

[1]	Earnings were adjusted by EUR292and EUR298 and EUR276million net of tax for the coupons paid on Additional Tier 1 Notes in April 2018, April 2017 and April 2016. In accordance with IAS33 the coupons paid on Additional Tier1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation. This adjustment created a net loss situation for Earnings per Common Share for 2018.
[2]	The number of average basic and diluted shares outstanding has been adjusted for all periods before April 2017 in order to reflect the effect of the bonus component of subscription rights issued in April 2017 in connection with the capital increase.